Annual Fund Operating Expenses	12 Months Ended
Aug. 31, 2011
Vanguard U.S. Growth Fund - Investor Shares | Vanguard U.S. Growth Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.42%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.44%
Vanguard International Growth Fund - Investor Shares | Vanguard International Growth Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.43%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.47%
Vanguard FTSE Social Index Fund - Investor Shares | Vanguard FTSE Social Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.29%
Vanguard FTSE Social Index Fund - Institutional Shares | Vanguard FTSE Social Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.16%
Vanguard U.S. Growth Fund - Admiral Shares | Vanguard U.S. Growth Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.28%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.30%
Vanguard International Growth Fund - Admiral Shares | Vanguard International Growth Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.30%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.34%
Vanguard Mega Cap 300 Index Fund - Institutional Shares | Vanguard Mega Cap 300 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%
Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares | Vanguard Mega Cap 300 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%
Vanguard Mega Cap 300 Value Index Fund - Institutional Shares | Vanguard Mega Cap 300 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%
Vanguard Extended Duration Treasury Index Fund - ETF Shares | Vanguard Extended Duration Treasury Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.13%
Vanguard Energy Index Fund - ETF Shares | Vanguard Energy Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.19%
Vanguard Materials Index Fund - ETF Shares | Vanguard Materials Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.19%
Vanguard Industrials Index Fund - ETF Shares | Vanguard Industrials Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.19%
Vanguard Consumer Discretionary Index Fund - ETF Shares | Vanguard Consumer Discretionary Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.19%
Vanguard Consumer Staples Index Fund - ETF Shares | Vanguard Consumer Staples Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.19%
Vanguard Health Care Index Fund - ETF Shares | Vanguard Health Care Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.19%
Vanguard Financials Index Fund - ETF Shares | Vanguard Financials Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.23%
Vanguard Information Technology Index Fund - ETF Shares | Vanguard Information Technology Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.19%
Vanguard Telecommunication Services Index Fund - ETF Shares | Vanguard Telecommunication Services Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.19%
Vanguard Utilities Index Fund - ETF Shares | Vanguard Utilities Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.19%
Vanguard Extended Duration Treasury Index Fund - Institutional Shares | Vanguard Extended Duration Treasury Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.11%
Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares | Vanguard Extended Duration Treasury Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.08%
Vanguard Mega Cap 300 Index Fund - ETF Shares | Vanguard Mega Cap 300 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.12%
Vanguard Mega Cap 300 Growth Index Fund - ETF Shares | Vanguard Mega Cap 300 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%
Vanguard Mega Cap 300 Value Index Fund - ETF Shares | Vanguard Mega Cap 300 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%
Vanguard Energy Index Fund - Admiral Shares | Vanguard Energy Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.19%
Vanguard Materials Index Fund - Admiral Shares | Vanguard Materials Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%
Vanguard Industrials Index Fund - Admiral Shares | Vanguard Industrials Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%
Vanguard Consumer Discretionary Index Fund - Admiral Shares | Vanguard Consumer Discretionary Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.19%
Vanguard Consumer Staples Index Fund - Admiral Shares | Vanguard Consumer Staples Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%
Vanguard Health Care Index Fund - Admiral Shares | Vanguard Health Care Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%
Vanguard Financials Index Fund - Admiral Shares | Vanguard Financials Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.23%
Vanguard Information Technology Index Fund - Admiral Shares | Vanguard Information Technology Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%
Vanguard Telecommunication Services Index Fund - Admiral Shares | Vanguard Telecommunication Services Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%
Vanguard Utilities Index Fund - Admiral Shares | Vanguard Utilities Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%